Stockholders' Equity (Deficiency) (Details Narrative)											3 Months Ended		12 Months Ended
		Feb. 25, 2020 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Jun. 11, 2019 shares	Mar. 15, 2019 USD ($) $ / shares shares	Feb. 07, 2019 USD ($) shares	Jan. 03, 2019 USD ($) $ / shares shares	Dec. 02, 2018 shares	Nov. 27, 2018 shares	Jun. 04, 2018 shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 30, 2018 $ / shares
Gross proceeds raised in private placement offering	[1]												$ 2,317,276
Number of common stock shares issued | shares								2,005	3,334	1,500,000
Warrants to purchase common stock | shares		82,279
Warrants exercise price | $ / shares															$ 6.00
Derivative liability		$ 546,036									$ 199,907
Change in fair value of derivative liabilities											$ (346,129)			(191,656)
Share price | $ / shares		$ 0.70
Derivative liability, description		In valuing the derivative liability as of February 25, 2020, the Company used the $0.70 per share price of its common stock at that date, assumed a volatility of 97.1% based on the historical volatility of its common stock, the likelihood of calling a shareholder meeting and achieving shareholder approval was 90%
Derivative liability likelihood rate		90.00%									50.00%
Stock-based compensation											$ 130,890	104,310	$ 941,962	$ 1,922,455
Stock Option [Member]
Vesting period											1 year 3 months 19 days
Stock-based compensation											$ 116,820	$ 82,720
Unrecognized stock-based compensation											$ 186,367
Stock Price [Member]
Share price | $ / shares		$ 0.70									$ 0.295
Volatility [Member]
Derivative liability, measurement input		97.1									105.4
Risk-free Rate [Member]
Derivative liability, measurement input		1.36									0.38
Discount Rate [Member]
Derivative liability, measurement input		19.5									28.5
Bridge Offering [Member]
Gross proceeds raised in private placement offering		$ 650,000
Number of common stock shares issued | shares		1,300,000
Warrants to purchase common stock | shares		1,300,000
Warrants exercise price | $ / shares		$ 0.79
Restricted Stock Units (RSUs) [Member] | Robert Gray [Member]
Number of stock option grants | shares			78,125		78,125
Exercise price of options granted | $ / shares			$ 0.96		$ .96
Options aggregate grant date fair value			$ 150,000		$ 150,000
Option vesting period, description			These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.		These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
MZ Agreement [Member]
Compensation per month, value						$ 8,000
Stock-based compensation						$ 121,079
MZ Agreement [Member] | Restricted Stock [Member]
Number of restricted shares vested | shares						85,000
Vesting period						6 months
Alere Agreement [Member] | Warrants [Member]
Number of unvested warrants, forfeited | shares				17,500
Alere Agreement [Member] | Alere Financial Partners [Member]
Warrants to purchase common stock | shares							35,000
Warrants exercise price | $ / shares							$ 1.59
Warrant agreement term, description							The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice.
Payment for monthly fee							$ 7,500
Warrant term							5 years
Share price | $ / shares							$ 1.59
Alere Agreement [Member] | Alere Financial Partners [Member] | Warrants [Member]
Vesting period							12 months

[1]	Net of cash offering costs of $386,724.